EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ 37,189	$ 84,535	$ (2,348)
Weighted average number of shares outstanding - basic (in shares)	143,505,000	144,132,000	125,019,000
Dilutive impact of stock options (in shares)	94,000	302,000	0
Weighted average number of shares outstanding - diluted (in shares)	143,599,000	144,434,000	125,019,000
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Treasury shares acquired (in shares)	855,000	445,000		1,300,000
Reduction to weighted average number of shares outstanding (in shares)	767,836	10,466
Stock Compensation Plan [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)			324,338
Convertible Debt [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)		2,345,216	2,264,173